RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	Schedule of Investments March 31, 2019 (Unaudited)

Shares/Description				Value
CLOSED-END FUNDS - 22.57%(a)
218,339	BlackRock Corporate High Yield Fund, Inc.			$ 2,240,158
374,096	BlackRock Credit Allocation Income Trust			4,642,531
81,769	BlackRock Floating Rate Income Strategies Fund, Inc.			998,399
349,822	BrandywineGLOBAL Global Income Opportunities Fund, Inc.			3,893,519
314,450	Eaton Vance Limited Duration Income Fund			3,977,793
33,958	First Trust High Income Long/Short Fund			496,126
58,001	First Trust Senior Floating Rate Income Fund II			685,572
311,898	Franklin Templeton Limited Duration Income Trust			3,003,578
478,649	Invesco Senior Income Trust			2,010,326
30,161	NexPoint Credit Strategies Fund			656,605
490,014	Nuveen Credit Strategies Income Fund			3,787,808
84,228	Nuveen Floating Rate Income Fund			811,116
190,920	Prudential Global Short Duration High Yield Fund			2,661,425
83,448	Voya Prime Rate Trust			398,881
229,414	Wells Fargo Income Opportunities Fund			1,807,782
215,147	Western Asset Emerging Markets Debt Fund Inc.			2,934,605
378,786	Western Asset Global High Income Fund Inc.			3,556,801
1,251,063	Western Asset Global High Income Opportunity Fund Inc.			6,042,634

TOTAL CLOSED-END FUNDS
(Cost $45,908,438)				44,605,659

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 7.04%(a)
39,541	Capital Southwest Corp	5.95%	12/15/2022	1,005,528
33,285	KCAP Financial Inc	6.13%	9/30/2022	845,439
227,236	Oxford Square Capital Corp	6.50%	3/30/2024	5,803,607
30,193	Stellus Capital Investments	5.75%	9/15/2022	764,638
156,646	THL Credit, Inc.	6.75%	12/30/2022	3,949,046
21,044	THL Credit, Inc.	6.13%	11/15/2021	534,938
39,693	TriplePoint Venture Growth BDC Corp	5.75%	7/15/2022	1,010,187

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $13,726,696)				13,913,383

Principal Amount/Description		Rate	Maturity	Value
ASSET BACKED OBLIGATIONS - 5.29%(a)(b)
2,593,750	Blackbird Capital Aircraft(c)	5.68%	12/16/2041	2,699,593
1,719,375	Coinstar Funding, LLC	5.22%	4/25/2047	1,754,095
3,000,000	InSite Issuer LLC	6.41%	11/15/2046	3,070,595
864,583	Labrador Aviation Finance Limited	5.68%	1/15/2042	893,846
28,380	SOFI Professional Loan Program Trust(d)	0.00%	8/17/2048	999,827
1,000,000	SOFI Consumer Loan Program Trust(e)	4.73%	1/26/2026	1,038,554

TOTAL ASSET BACKED OBLIGATIONS
(Cost $10,177,215)				10,456,510

Shares/Description		Rate	Maturity	Value
BANK LOANS - 5.35%(a)(e)
201,530	Acrisure LLC, Senior Secured First Lien Term Loan	3M US L + 4.25%	11/22/2023	200,606
124,367	AlixPartners LLP, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	4/4/2024	123,714
211,872	Almonde, Inc., Senior Secured First Lien Term Loan	3M US L + 3.50%	6/13/2024	204,799
205,000	Alterra Mountain Co, Senior Secured First Lien Term Loan	1M US L + 3.00%	9/30/2024	204,264
207,591	Applied Systems, Inc., Senior Secured First Lien Term Loan	1M US L + 3.00%	9/19/2024	205,969
210,140	AssuredPartners, Inc., Senior Secured First Lien Term Loan	1M US L + 3.25%	10/22/2024	203,941
125,000	Athenahealth Senior Secured First Lien Term Loan	3M US L + 4.50%	2/6/2026	123,594
85,000	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan	1M US L + 3.75%	7/25/2025	85,106
59,850	BJ's Wholesale Club Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.00%	2/2/2024	59,782
65,000	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan	1M US L + 3.00%	6/16/2025	63,992
218,346	BMC Software Finance, Inc., Senior Secured First Lien Term Loan	3M US L + 4.25%	9/1/2025	214,262
105,000	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan	1M US L + 3.75%	7/31/2025	104,949
217,298	Canyon Valor Companies, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	6/16/2023	216,008
208,216	Capri Acquisitions Bidco Ltd, Senior Secured First Lien Term Loan	3M US L + 3.25%	11/1/2024	205,483
207,939	Change Healthcare Holdings LLC, Senior Secured First Lien Term Loan	1M US L + 2.75%	3/1/2024	205,503
210,000	CHG Healthcare Services, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.00%	6/7/2023	209,212
215,662	Colorado Buyer, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.00%	5/1/2024	209,372
85,000	CommScope Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.25%	2/6/2026	85,071
194,158	Concentra, Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	6/1/2022	193,269
85,000	CSC Holdings LLC, Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.00%	4/15/2027	84,761
206,007	Cvent, Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.75%	11/29/2023	202,144
30,000	Edelman Financial Center LLC, Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.25%	7/21/2025	29,803
78,750	Edgewater Generation LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.75%	12/12/2025	78,701
216,595	Equian Buyer Corporation, Senior Secured First Lien Term Loan	1M US L + 3.25%	5/20/2024	213,075
216,107	Equinox Holdings, Inc., Senior Secured First Lien Term Loan	1M US L + 3.00%	3/8/2024	215,081
223,872	Filtration Group Corporation, Senior Secured First Lien Term Loan	1M US L + 3.00%	3/31/2025	222,940

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	Schedule of Investments March 31, 2019 (Unaudited)

65,000	Forest City Enterprises LP, Senior Secured First Lien Term Loan	1M US L + 4.00%	12/8/2025	65,366
198,485	Garda World Security Corporation, Senior Secured First Lien Term Loan	3M US L + 3.50%	5/24/2024	196,351
198,992	Gates Global LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	4/1/2024	196,736
205,539	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan	1M US L + 3.75%	7/2/2025	206,310
90,000	GOBP Holdings Inc., Senior Secured First Lien Term Loan	3M US L + 3.75%	10/22/2025	89,347
208,995	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan	1M US L + 3.25%	2/1/2023	206,722
207,947	Hayward Acquisition Corporation, Senior Secured First Lien Term Loan	1M US L + 3.50%	8/5/2024	204,374
205,584	Hyland Software, Inc., Senior Secured First Lien Term Loan	1M US L + 3.50%	7/1/2024	205,562
198,992	Informatica LLC, Senior Secured First Lien Term Loan	1M US L + 3.25%	8/5/2022	198,952
114,711	IRB Holding Corp., Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.25%	2/5/2025	112,069
209,342	Jaguar Holding Company II, Senior Secured First Lien Term Loan	1M US L + 2.50%	8/18/2022	207,571
214,509	Kronos Inc., Senior Secured First Lien Term Loan	3M US L + 3.00%	11/1/2023	212,885
209,025	Life Time Fitness, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	6/10/2022	206,971
65,000	Messer Industries USA Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.50%	10/1/2025	63,782
207,616	Milacron LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.50%	9/28/2023	203,463
74,812	Mitchell International Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.25%	11/29/2024	72,112
207,538	MLN US Holdco LLC, Senior Secured First Lien Term Loan	1M US L + 4.50%	7/11/2025	204,373
209,210	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan	3M US L + 2.75%	6/7/2023	202,984
134,662	NCI Building Systems Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.75%	4/12/2025	129,443
165,000	Panther BF Aggregator, Senior Secured First Lien Term Loan	1M US L + 3.50%	6/30/2026	163,348
207,438	Pike Corporation, Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.50%	3/12/2025	207,567
185,712	Plantronics, Inc., Senior Secured First Lien Term Loan	1M US L + 2.50%	7/2/2025	182,694
202,432	PODS LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	12/6/2024	198,995
216,760	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan	1M US L + 2.75%	5/2/2022	214,865
207,150	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured First Lien Term Loan	6M US L + 3.50%	4/26/2024	202,490
80,000	Radiology Partners Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 4.75%	7/9/2025	80,300
140,000	Refinitiv US Holdings, Inc., Senior Secured First Lien Term Loan	1M US L + 3.75%	10/1/2025	136,175
165,134	SCS Holdings, Inc., Senior Secured First Lien Term Loan	1M US L + 4.25%	10/31/2022	165,891
198,995	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan	1M US L + 4.50%	6/20/2024	198,042
186,712	Select Medical Corporation, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.50%	3/6/2024	186,245
207,782	Solera LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	3/3/2023	206,442
202,552	Sophia LP, Senior Secured First Lien Term Loan	3M US L + 3.25%	9/30/2022	201,581
210,000	Starfruit US Holdco, LLC, Senior Secured First Lein Term Loan	1M US L + 3.25%	10/1/2025	207,507
90,896	Transdigm, Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.50%	6/9/2023	88,965
54,725	Travel Leaders Group LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 4.00%	1/25/2024	54,907
71,250	Valeant Pharmaceuticals International, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	11/27/2025	70,521
48,705	VeriFone Systems, Inc., Senior Secured First Lien Term Loan	3M US L + 4.00%	8/20/2025	48,066
119,700	Verscend Holdings Corporation, Senior Secured First Lien Term Loan	1M US L + 4.50%	8/27/2025	119,101
209,360	Vertafore Inc., Senior Secured First Lien Term Loan	1M US L + 3.25%	6/4/2025	205,994
77,237	Web.com, Senior Secured First Lien Term Loan	1M US L + 3.75%	10/10/2025	76,321

TOTAL BANK LOANS
(Cost $10,693,118)				10,566,791

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS - 11.88%(a)
	Apidos Ltd.
500,000	Series 2015-21A(b)(e)	3M US L + 8.25%	7/19/2027	469,987
500,000	Series 2016-24A(b)(e)	3M US L + 5.80%	10/21/2030	480,607
	Atrium CDO Corp
500,000	Series XIII 2017-13(b)(e)	3M US L + 6.05%	11/21/2030	485,330
500,000	Series 2018-14A-E(b)(e)	3M US L + 5.65%	8/23/2030	470,668
	Babson CLO Ltd.
500,000	Series 2018-4A(e)	3M US L + 5.82%	10/15/2030	474,363
	Canyon Capital Ltd.
500,000	Series 2016-1R(b)(e)	3M US L + 5.75%	7/15/2031	456,277
	Carlyle Global Market Strategies
500,000	Series 2013-3A(e)	3M US L + 5.50%	10/15/2030	468,750
500,000	Series 2014-2RA(b)(e)	3M US L + 5.35%	5/15/2031	461,273
	Castlelake Aircraft Structured Trust
437,180	Series 2018-1C(b)	6.63%	6/15/2043	440,066
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(b)(e)	3M US L + 5.80%	4/15/2030	478,337
	CHL GMSR Issuer Trust
3,930,000	Series 2018-GT1(b)(e)	1M US L + 2.75%	5/25/2023	3,955,212
	CIM Trust
3,720,000	Series 2017-3RR(b)(e)	9.42%	1/29/2057	4,260,218
	Dorchester Park CLO Ltd.
500,000	Series 2015-1A(b)(e)	3M US L + 5.00%	4/20/2028	483,669
	Dryden Senior Loan Fund
500,000	Series 2015-37R(b)(e)	3M US L + 5.15%	1/15/2031	459,987
500,000	Series 2015-40R(b)(e)	3M US L + 5.75%	8/15/2031	473,591
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(b)(e)	3M US L + 5.40%	7/15/2030	462,893
	Gilbert Park CLO, Ltd.
500,000	Series 2017-1A(b)(e)	3M US L + 6.40%	10/15/2030	496,184

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	Schedule of Investments March 31, 2019 (Unaudited)

	LCM Ltd Partnership
500,000	Series 14A(b)(e)	3M US L + 5.50%	7/20/2031	457,827
500,000	Series 17A(b)(e)	3M US L + 6.00%	10/15/2031	478,662
500,000	Series 27A(b)(e)	3M US L + 5.60%	7/16/2031	468,968
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(e)	3M US L + 5.50%	10/20/2030	465,240
	Neuberger Berman Loan Advisors Ltd.
500,000	Series 2018-23R(b)(e)	3M US L + 5.75%	10/18/2027	481,145
	New Century Home Equity Loan Trust
2,647,785	Series 2006-1(e)	1M US L + 0.18%	5/25/2036	2,493,996
	Octagon Investment Partners Ltd.
500,000	Series 2016-26R(b)(e)	3M US L + 8.09%	7/15/2030	459,835
500,000	Series 2013-16R(b)(e)	3M US L + 5.75%	7/17/2030	469,007
	RMAT
1,073,504	Series 2015-PR2(b)(c)	9.85%	11/25/2035	1,047,778
	Voya Ltd.
500,000	Series 2018-2A(b)(e)	3M US L + 5.25%	7/15/2031	461,079
	Webster Park CLO Ltd.
500,000	Series 2015-1A(b)(e)	3M US L + 5.50%	7/22/2030	468,269
	Wind River CLO, Ltd.
500,000	Series 2018-2A(b)(e)	3M US L + 5.75%	7/15/2030	463,155

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $23,808,469)				23,492,373

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 54.23%(a)
	Atrium Hotel Portfolio Trust
433,000	Series 2018-ATRM(b)(e)	1M US L + 3.40%	6/15/2035	436,487
	Bank of America Alternative Loan Trust
2,010,120	Series 2004-12	6.00%	1/25/2035	2,017,379
	Banc of America Funding Corporation
2,386,526	Series 2006-D(e)	3.73%	5/20/2036	2,106,342
	Banc of America Merrill Lynch Large Loan Trust
730,000	Series 2018-AHT D	1M US L + 2.50%	3/15/2034	730,000
	Banc of America Mortgage Securities Inc.
2,503,260	Series 2007-3	6.00%	9/25/2037	2,414,007
	The Bancorp Commercial Mortgage Trust
631,000	Series 2019-CRE5(b)(e)	1M US L + 2.35%	3/17/2036	635,011
	Barclays Commercial Mortgage Securities Trust
682,000	Series 2018-CBM(b)(e)	1M US L + 3.15%	7/15/2037	690,164
	BB-UBS Trust
500,000	Series 2012 - TFT(b)(e)	3.56%	6/7/2030	473,807
	BCAP LLC Trust
1,971,619	Series 2011-RR4(b)(e)	6.00%	8/26/2037	1,941,847
1,853,286	Series 2011-RR4(b)(e)	6.00%	8/26/2037	1,825,301
	Bear Stearns Adjustable Rate Mortgage Trust
1,746,202	Series 2006-2(e)	4.10%	7/25/2036	1,590,437
	Bear Stearns Alt-A Trust
2,131,277	Series 2005-10(e)	4.17%	1/25/2036	1,990,690
	Carbon Capital VI Commercial Mortgage
316,000	Series 2019-FL2(b)(e)	1M US L + 2.85%	11/18/2021	316,793
	Chase Mortgage Finance Corporation
3,780,520	Series 2007-S4(e)	1M US L + 0.60%	6/25/2037	1,948,173
	ChaseFlex Trust
3,050,574	Series 2007-1	6.50%	2/25/2037	1,799,194
	Citigroup Mortgage Loan Trust Inc.
446,000	Series 2015-GC27 D(b)(e)	4.43%	2/12/2048	414,056
2,210,513	Series 2005-5(e)	4.34%	10/25/2035	1,685,403
1,639,587	Series 2007-AR5(e)	4.76%	4/25/2037	1,560,563
256,000	Series 2016-GC36 D(b)	2.85%	2/10/2049	208,941
	Cloverleaf Cold Storage Trust
528,000	Series 2019-CHL2(b)(e)	1M US L + 3.80%	3/17/2036	529,323
	Commercial Mortgage Trust
500,000	Series 2012-CR4(b)(e)	4.57%	10/17/2045	211,574
500,000	Series 2013-LC13(b)(e)	5.27%	8/10/2046	490,960
878,000	Series 2018-HCLV(b)(e)	1M US L + 2.18%	9/15/2033	882,600
	Countrywide Alternative Loan Trust
1,035,813	Series 2005-48T1 `	5.50%	11/25/2035	912,536
1,179,226	Series 2005-63(e)	4.10%	12/25/2035	1,077,802
3,413,688	Series 2005-64CB	5.50%	12/25/2035	2,976,842
1,397,666	Series 2006-26CB	6.50%	9/25/2036	1,125,103
3,053,599	Series 2007-14T2	6.00%	7/25/2037	2,213,423
3,068,627	Series 2007-2CB	5.75%	3/25/2037	2,610,528

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	Schedule of Investments March 31, 2019 (Unaudited)

2,520,205	Series 2007-16CB	6.25%	8/25/2037	2,086,792
	Countrywide Home Loans
2,438,760	Series 2005-HYB1(e)	1M US L + 0.60%	3/25/2035	2,299,058
2,890,469	Series 2007-9	5.75%	7/25/2037	2,428,326
2,426,757	Series 2007-HYB1(e)	3.59%	3/25/2037	2,248,899
	Credit Suisse First Boston Mortgage Securities Corp.
1,712,100	Series 2005-9	5.50%	10/25/2035	1,535,341
	Credit Suisse Mortgage Trust
2,327,992	Series 2006-7	6.75%	8/25/2036	1,991,025
2,227,614	Series 2007-1	6.00%	2/25/2037	1,945,959
569,000	Series 2017-PFHP(b)(e)	1M US L + 6.15%	12/15/2030	562,820
	First Horizon Alternative Mortgage Securities Trust
867,521	Series 2005-AA8(e)	4.05%	10/25/2035	795,901
	FREMF Mortgage Trust
5,500,000	Series 2013-K713(b)(f)	0.10%	4/25/2046	4,725
2,500,000	Series 2013-K713 D(b)(d)	0.00%	4/25/2046	2,344,030
234,061	Series 2016-KF22(b)(e)	1M US L + 5.05%	7/25/2023	243,433
	GMAC Commercial Mortgage Securities Inc.
500,000	Series 2004-C3(b)(e)	5.14%	12/10/2041	494,790
	GS Mortgage Securities Trust
1,476,000	Series 2014-GC26(b)(e)	4.52%	11/13/2047	1,261,304
325,000	Series 2018-FBLU(b)(e)	1M US L + 3.25%	11/15/2035	325,788
655,000	Series 2018-TWR(b)(e)	1M US L + 3.92%	7/15/2031	646,600
	Harborview Mortgage Loan Trust
1,732,664	Series 2004-2(e)	1M US L + 0.52%	6/19/2034	1,723,660
	IndyMac INDX Mortgage Loan Trust
1,596,376	Series 04-AR4(e)	4.32%	8/25/2034	1,575,746
3,099,573	Series 2007-FLX6(e)	1M US L + 0.25%	9/25/2037	3,021,295
	JP Morgan Chase Commercial Mortgage Securities Corp.
499,000	Series 2006-LDP9	5.34%	5/15/2047	467,783
25,633	Series 2007-LDPX(e)	5.32%	1/15/2049	25,666
411,000	Series 2011-C3(b)(e)	5.66%	2/16/2046	403,657
500,000	Series 2016-WIKI(b)(e)	4.01%	10/5/2031	494,654
	JPMBB Commercial Mortgage Securities Trust
9,475,000	Series 2013-C14(b)(e)(f)	0.97%	8/17/2046	378,107
1,000,000	Series 2013-C17(b)(e)	3.87%	1/17/2047	863,750
632,000	Series 2015-C27(b)(e)	3.84%	2/18/2048	596,593
	Luminent Mortgage Trust
2,227,842	Series 06-3-11A1(e)	1M US L + 0.20%	5/25/2036	2,122,275
2,050,825	Series 06-3-12A1(e)	1M US L + 0.21%	5/25/2036	1,930,699
	Monarch Beach Report Trust
1,000,000	Series 2018-MBMZ(b)(e)	1M US L + 4.96%	7/16/2035	1,005,703
	Morgan Stanley BAML Trust
119,000	Series 2015-C20(b)	3.07%	2/15/2048	105,655
	Morgan Stanley Capital Trust
350,000	Series 2018-SUN(b)(e)	1M US L + 3.05%	7/16/2035	349,023
	MSCCG Trust
555,000	Series 2018-SELF(b)(e)	1M US L + 3.05%	10/15/2037	555,225
	Nomura Asset Acceptance Corporation
2,393,330	Series 2005-AP3(c)	5.19%	8/25/2035	1,541,841
	NYT Mortgage Trust
315,000	Series 2019-NYT(b)(e)	1M US L + 3.00%	12/17/2035	318,013
	PR Mortgage Loan Trust
2,550,053	Series 2014-1(b)(e)	5.91%	10/25/2049	2,429,255
	Residential Accredit Loans, Inc.
2,408,480	Series 2007-QA5(e)	6.04%	9/25/2037	2,235,416
	Residential Asset Securitization Trust
2,748,830	Series 2005-A15	5.75%	2/25/2036	1,915,424
2,747,558	Series 2007-A5	6.00%	5/25/2037	2,364,761
	Residential Funding Mortgage Securities I Trust
1,606,077	Series 2005-SA2(e)	4.49%	6/25/2035	1,418,171
3,370,375	Series 2006-S8	6.00%	9/25/2036	3,163,327
	Starwood Commercial Mortgage Trust
549,000	Series 2018-URB(b)(e)	1M US L + 3.15%	5/15/2035	543,797
	Structured Adjustable Rate Mortgage Loan Trust
1,440,668	Series 2005-22(e)	4.54%	12/25/2035	1,378,279
2,724,921	Series 2007-8(e)	4.31%	9/25/2037	2,613,159
	Structured Asset Mortgage Investments Inc.
765,793	Series 2005-AR7(e)	12M UST + 1.05%	3/25/2046	845,400
	UBS-Barclays Commercial Mortgage Trust
500,000	Series 2013-C5(b)(e)	4.08%	3/12/2046	424,859
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,868,874	Series 2005-8	5.50%	10/25/2035	1,795,147
1,714,841	Series 2006-AR6(e)	3.70%	8/25/2036	1,607,860

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	Schedule of Investments March 31, 2019 (Unaudited)

1,974,038	Series 2006-AR10(e)	3.86%	8/25/2046	1,907,231
1,484,288	Series 2006-2	6.00%	3/25/2036	1,508,764
2,338,492	Series 2007-HY3(e)	3.96%	3/25/2037	2,255,859
	Wells Fargo Commercial Mortgage Trust
332,000	Series 2016-C33(b)	3.12%	3/17/2059	285,258
	Wells Fargo Mortgage Backed Securities
2,011,392	Series 2006-9	6.00%	8/25/2036	1,989,843

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $111,561,894)				107,191,232

Principal Amount/Description		Rate	Maturity	Value
U.S. Government/Agency Mortgage Backed Securities - 24.68% (a)
	Federal Home Loan Mortgage Corporation
4,170,615	Series 3770	4.00%	12/15/2040	4,388,099
842,484	Series 3806(e)(f)(g)	1M US L + 6.45%	12/15/2037	7,009
7,066,316	Series 3966(e)(f)(g)	1M US L + 5.90%	12/15/2041	877,971
2,418,339	Series 4170(e)(g)	1.59%	1/15/2033	2,299,842
4,564,654	Series 4605	3.00%	8/15/2046	4,120,714
4,789,852	Series 4657	3.00%	2/15/2047	4,499,647
4,303,832	Series 4686	4.00%	3/15/2047	4,581,706
	Federal National Mortgage Association
5,479,860	Series 2011-101(e)(f)(g)	1M US L + 5.90%	10/25/2041	772,287
4,872,070	Series 2011-124(e)(f)(g)	1M US L + 6.50%	12/25/2041	771,539
5,793,806	Series 2012-20(e)(f)(g)	1M US L + 6.45%	3/25/2042	839,164
4,189,320	Series 2013-36	3.00%	4/25/2043	4,026,272
6,000,000	Series 2013-109(d)	0.00%	7/25/2043	3,843,566
2,882,370	Series 2014-38	3.00%	9/25/2043	2,579,845
6,309,627	Series 2014-58	3.00%	9/25/2044	5,972,014
1,130,548	Series 2016-26(e)(g)	1.31%	11/25/2042	905,437
3,842,254	Series 2016-75	3.00%	10/25/2046	3,516,649
	Government National Mortgage Association
17,322,590	Series 2013-155(e)(f)	0.17%	9/16/2053	307,942
4,494,904	Series 2017-17	3.50%	2/20/2047	4,467,571

TOTAL U.S. Government/Agency Mortgage Backed Securities
(Cost $48,827,391)				48,777,274

Shares/Description				Value
SHORT-TERM INVESTMENTS 7.33%(a)
Money Market Fund
14,495,485	Fidelity Institutional Government Portfolio
	(7 Day Yield 2.30%)(h)			14,495,485

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,495,485)				14,495,485

TOTAL INVESTMENTS - 138.37%				273,498,707
(Cost $279,203,988)
LIABILITIES IN EXCESS OF OTHER ASSETS (38.37)%				(75,841,240)
NET ASSETS - 100.00%				$ 197,657,467

(a)	All or a portion of the security has been pledged as collateral in connection with an open credit agreement.
At March 31, 2019, the value of securities pledged amounted to $273,498,707, which represents approximately 138.37% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $53,740,437 which represents approximately 27.19% of net assets as of
March 31, 2019.
(c)	Step-up bond. The interest rate shown is the rate in effect as of March 31, 2019.
(d)	Denotes zero-coupon bond.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at
March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Interest only security.
(g)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
Interest rate may also be subject to a cap or floor.
(h)	Seven-day yield as of March 31, 2019.

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed‑end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016.  The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”).  The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”).  The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy.  The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.  This includes assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•
Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or  Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fair values for long-term debt securities, including asset-backed obligations, non-agency collateralized mortgage obligations, and U.S. government/agency mortgage-backed securities are normally determined on the basis of the mean valuations provided by independent pricing services.  Vendors typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors (“Board”) has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, Sub-Adviser’s, or the Valuation Committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser, Sub-Adviser or Valuation Committee is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at March 31, 2019 involving the Fund’s assets:

	Valuation Inputs
Investments in Securities at Value*	Level 1-Quoted Prices	Level 2-Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Asset Backed Obligations	$-	$10,456,510	$-	$10,456,510
Bank Loans	-	10,566,791	-	10,566,791
Business Development Company Notes	13,913,383	-	-	13,913,383
Closed-End Funds	44,605,659	-	-	44,605,659
Collateralized Loan Obligations	-	23,492,373	-	23,492,373
Non-Agency Collateralized Mortgage Obligations	-	107,191,232	-	107,191,232
U.S. Government/Agency Mortgage Backed Securities	-	48,777,274	-	48,777,274
			-
Short-Term Investments	14,495,485	-	-	14,495,485
Total	$73,014,527	$200,484,180	$-	$273,498,707

*     Refer to the Fund’s Schedule of Investments for a listing of securities by type.

The Fund did not hold any Level 3 securities at the end of the reporting period. There were no transfers into and out of Levels 1, 2, and 3 during the current period presented.